Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income
Recovery of allowance for other bad debt expenses	₩ 18,513	₩ 18,080	₩ 7,641
Gain on disposals of assets held for sale	53,692	4,801	1,312
Gain on disposals of investments in subsidiaries, associates and joint ventures	47,374	14,235	197,088
Gain on disposals of property, plant and equipment	15,792	26,533	9,387
Gain on valuation of firm commitment	42,010	46,918	11,499
Reversal of other provisions	8,132	15,834	8,578
Gain on insurance claim	19,596	157,552	13,117
Gain on bargain purchase	0	0	41,072
Gain on disposals of emission rights	8	2	25,998
Miscellaneous income	94,231	90,485	77,946
Others	6,243	12,665	8,348
Other operating income	305,591	387,105	401,986
Other operating expenses
Other bad debt expenses	(53,355)	(68,979)	(291,340)
Loss on disposals of assets held for sale	(13,104)	(33,943)	(103,366)
Loss on disposals of investments in subsidiaries, associates and joint ventures	(12,819)	(73,428)	(18,843)
Loss on disposals of property, plant and equipment	(89,883)	(85,149)	(125,823)
Impairment loss on property, plant and equipment	(135,653)	(608,122)	(275,846)
Impairment loss on intangible assets	(51,640)	(47,993)	(129,907)
Loss on valuation of firm commitment	(28,072)	(40,383)	(47,448)
Idle tangible asset expenses	(5,517)	(3,047)	(3,703)
Increase to provisions	(55,637)	(84,689)	(38,395)
Donations	(90,443)	(75,261)	(67,393)
Miscellaneous expenses	(81,560)	(46,233)	(92,870)
Others	(8,891)	(16,649)	(749)
Other operating expenses	₩ (626,574)	₩ (1,183,876)	₩ (1,195,683)